Employee Benefits, Pension Plans With Benefit Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Pension Plans Information with Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	$ 11,721	$ 11,398
Accumulated benefit obligation	11,717	11,395
Fair value of plan assets	$ 10,656	$ 10,113